Note 12 - Financial Assets at Fair Value through Profit and Loss (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial Assets at Fair Value through Profit and Loss [Abstract]
Traded loans included in "Other trading assets"	€ 8,339	€ 12,300
Group's maximum exposure to credit risk on drawn loans, including securities purchased under resale agreements and securities borrowed	€ 437	€ 7